Share-Based Compensation - 2016 Employee Stock Purchase Plan (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Apr. 30, 2016
2016 Employee Stock Purchase Plan
Expected stock price volatility		66.00%		66.30%	66.30%	65.80%	71.447%
Expected life of options (years)		5 years 8 months 12 days		5 years 9 months 18 days	5 years 9 months 18 days	5 years 10 months 24 days	6 years 7 days
Expected dividend yield		0.00%		0.00%	0.00%	0.00%	0.00%
Risk free interest rate		2.90%		2.70%	2.70%	2.00%	1.20%
Number of Options
Vested	87,021	127,062	166,133	307,410
Forfeited, nonvested	70,800	111,389	77,800	114,889
Unrecognized share-based compensation
Unrecognized share-based compensation cost					$ 3.9
Unrecognized share-based compensation - Weighted average period					1 year 6 months
ESPP
2016 Employee Stock Purchase Plan
Granted (in shares)			0		0
Common stock reserved for issuance (in shares)									150,000
A&R 2015 Plan
2016 Employee Stock Purchase Plan
Common stock reserved for issuance (in shares)	1,030,583		1,030,583		415,077	0		501,001
Number of Options
Vested			1,930,014
Stock options outstanding	2,722,973		2,722,973
Available for future issuance	1,280,062		1,280,062
Unrecognized share-based compensation
Unrecognized share-based compensation cost	$ 2.8		$ 2.8
Unrecognized share-based compensation - Weighted average period			1 year 1 month 6 days
A&R 2015 Plan | Employees Directors Officers And Consultants
2016 Employee Stock Purchase Plan
Granted (in shares)	0	350,000	0	822,000
Vesting period			4 years
Weighted average fair value per share of options granted		$ 3.57		$ 5.07